Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
China Construction Bank Shenzhen Shangbu Branch (a)	7,900,000	-	-
Industrial and Commercial Bank of China (b)	3,000,000	3,000,000	430,750
Shenzhen Futian Yinzuo Rural Bank(c)	-	2,000,000	287,166
Bank of China Shenzhen Dongbu Branch (d)	-	9,800,000	1,407,116
Total	10,900,000	14,800,000	2,125,032